VARIABLE INTEREST ENTITIES ("VIE") - Summary of the Sale and Leaseback Arrangement (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 vessel
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel	6
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel	6	5
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel	4
ICBC Finance Leasing Co. Ltd Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Sales value	$ 204.0
First repurchase option	173.8
Repurchase obligation at end of lease term	142.7
ICBC Finance Leasing Co. Ltd Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Sales value	204.0
First repurchase option	173.8
Repurchase obligation at end of lease term	142.7
ICBC Finance Leasing Co. Ltd Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Sales value	204.0
First repurchase option	173.8
Repurchase obligation at end of lease term	142.7
ICBC Finance Leasing Co. Ltd Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Sales value	204.0
First repurchase option	173.8
Repurchase obligation at end of lease term	$ 142.7
CMBL Lessor VIE | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel	1
CMBL Lessor VIE | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Sales value	$ 254.6
First repurchase option	194.1
Repurchase obligation at end of lease term	$ 101.8
CCBFL Lessor Agreement [Member] | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel	1
CCBFL Lessor Agreement [Member] | Golar Seal [Member] | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Sales value	$ 203.0
First repurchase option	132.8
Repurchase obligation at end of lease term	$ 87.4